Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13003508

NYSE EURONEXT

Received SEC

OCT 15 2013

Washington, DC 20549

October 14, 2013

CERTNYS

001-09750

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Sotheby's Preferred Stock Purchase Rights, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
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www.nyx.com